Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
June 30, 2024
Z50-NPRT1-0824
1.9884248.107
Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	305,218	6,028,058
Fidelity Series Commodity Strategy Fund (a)	4,613	448,734
Fidelity Series Large Cap Growth Index Fund (a)	167,275	3,860,714
Fidelity Series Large Cap Stock Fund (a)	175,516	4,026,334
Fidelity Series Large Cap Value Index Fund (a)	457,517	7,169,295
Fidelity Series Small Cap Core Fund (a)	11,666	134,389
Fidelity Series Small Cap Opportunities Fund (a)	94,945	1,418,482
Fidelity Series Value Discovery Fund (a)	172,352	2,636,979
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,720,575)		25,722,985

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	90,971	1,372,755
Fidelity Series Emerging Markets Fund (a)	149,798	1,379,636
Fidelity Series Emerging Markets Opportunities Fund (a)	293,230	5,515,664
Fidelity Series International Growth Fund (a)	193,029	3,536,294
Fidelity Series International Index Fund (a)	107,364	1,332,393
Fidelity Series International Small Cap Fund (a)	44,145	752,672
Fidelity Series International Value Fund (a)	282,039	3,564,968
Fidelity Series Overseas Fund (a)	251,655	3,540,780
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,912,247)		20,995,162

Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,588	25,054
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	36,580	279,108
Fidelity Series Emerging Markets Debt Fund (a)	8,941	69,826
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,317	20,504
Fidelity Series Floating Rate High Income Fund (a)	5,618	50,452
Fidelity Series International Credit Fund (a)	6	51
Fidelity Series Long-Term Treasury Bond Index Fund (a)	512,784	2,815,183
Fidelity Series Real Estate Income Fund (a)	5,125	49,659
TOTAL BOND FUNDS (Cost $3,676,863)		3,309,837

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,309,685)	50,027,984
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9)
NET ASSETS - 100.0%	50,027,975

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,096	1,749	1,116	13	-	325	25,054
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	270,778	14,097	6,897	107	(28)	1,158	279,108
Fidelity Series Blue Chip Growth Fund	5,734,995	273,584	508,407	-	126,214	401,672	6,028,058
Fidelity Series Canada Fund	1,345,632	108,656	60,678	-	(753)	(20,102)	1,372,755
Fidelity Series Commodity Strategy Fund	341,801	107,388	9,567	-	402	8,710	448,734
Fidelity Series Corporate Bond Fund	17,727	419	17,909	81	1,087	(1,324)	-
Fidelity Series Emerging Markets Debt Fund	66,204	5,784	1,749	999	4	(417)	69,826
Fidelity Series Emerging Markets Debt Local Currency Fund	20,845	830	843	-	(16)	(312)	20,504
Fidelity Series Emerging Markets Fund	1,219,590	147,917	51,656	-	-	63,785	1,379,636
Fidelity Series Emerging Markets Opportunities Fund	4,894,713	597,521	244,945	-	3,578	264,797	5,515,664
Fidelity Series Floating Rate High Income Fund	48,575	4,626	2,369	1,102	(6)	(374)	50,452
Fidelity Series Government Bond Index Fund	25,921	851	26,444	86	667	(995)	-
Fidelity Series Government Money Market Fund 5.42%	36,183	737	36,920	188	-	-	-
Fidelity Series International Credit Fund	51	-	-	1	-	-	51
Fidelity Series International Growth Fund	3,376,502	327,095	112,188	-	(1,035)	(54,080)	3,536,294
Fidelity Series International Index Fund	1,278,335	108,025	49,644	-	(108)	(4,215)	1,332,393
Fidelity Series International Small Cap Fund	720,222	74,360	23,223	-	171	(18,858)	752,672
Fidelity Series International Value Fund	3,392,568	307,552	146,815	-	3,147	8,516	3,564,968
Fidelity Series Investment Grade Bond Fund	26,088	642	26,354	113	1,085	(1,461)	-
Fidelity Series Investment Grade Securitized Fund	17,207	406	17,339	75	817	(1,091)	-
Fidelity Series Large Cap Growth Index Fund	3,633,511	186,162	256,627	6,329	11,667	286,001	3,860,714
Fidelity Series Large Cap Stock Fund	3,848,940	172,484	174,991	-	5,112	174,789	4,026,334
Fidelity Series Large Cap Value Index Fund	6,880,762	624,618	192,994	-	1,096	(144,187)	7,169,295
Fidelity Series Long-Term Treasury Bond Index Fund	3,200,352	272,844	581,072	25,848	(58,798)	(18,143)	2,815,183
Fidelity Series Overseas Fund	3,384,385	280,737	124,266	-	(887)	811	3,540,780
Fidelity Series Real Estate Income Fund	47,009	3,783	1,184	755	7	44	49,659
Fidelity Series Small Cap Core Fund	71,051	73,744	9,198	548	(387)	(821)	134,389
Fidelity Series Small Cap Opportunities Fund	1,701,453	92,486	339,173	-	48,636	(84,920)	1,418,482
Fidelity Series Treasury Bill Index Fund	84,447	2,023	86,470	411	-	-	-
Fidelity Series Value Discovery Fund	2,540,879	254,669	73,797	-	823	(85,595)	2,636,979
	48,250,822	4,045,789	3,184,835	36,656	142,495	773,713	50,027,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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